Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities	$ 4,210	$ 3,938	$ 3,881
Net cash (outflow)/inflow from investing activities	(2,546)	(1,060)	217
Net cash inflow/(outflow) from financing activities	(3,305)	287	(2,546)
(Decrease)/increase in cash and cash equivalents	(1,641)	3,165	1,552
Cash and cash equivalents at 1 January	7,721	4,218	2,686
Effect of exchange rate changes	(297)	338	(20)
Cash and cash equivalents at 31 December	5,783	7,721	4,218
Lease liabilities	(1,671)	(1,635)	(1,697)
Bank overdrafts (excluding those in notional cash pooling arrangements)	(111)	(120)	(46)
Borrowings	(10,376)	(12,095)	(10,081)
Derivative financial instruments	122	188	74
Total liabilities from financing activities	(12,036)	(13,662)	(11,750)
Group net debt	$ (6,253)	$ (5,941)	$ (7,532)	$ (7,998)